Inventories, net - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) T	Dec. 31, 2018 USD ($) T
Inventory, net
Decrease in current balance of inventory	$ 30.5
El Brocal [Member]
Inventory, net
Production in Process	$ 31.2	$ 39.9
Products in process of quantity | T	1,592,905	2,254,874